Consolidated Statement of Changes in Equity - GBP (£)	Total	Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Foreign exchange translation reserve
Beginning balance at Jun. 30, 2015	£ 25,986,000	£ 990,000	£ 2,353,000	£ 4,430,000	£ (972,000)	£ 21,070,000	£ 161,000	£ (2,046,000)
Entity Information [Line Items]
Equity-settled share-based payment transactions	829,000					829,000
Dividends	(18,180,000)					(18,180,000)
Issue of shares	331,000	6,000	325,000
Shares purchased by the employee benefits trust	(63,000)				(63,000)
Transaction with owners	(17,083,000)	6,000	325,000		(63,000)	(17,351,000)
Profit for the year	16,706,000					16,706,000
Other comprehensive income	4,184,000							4,184,000
Total comprehensive income for the year	20,890,000					16,706,000		4,184,000
Ending balance at Jun. 30, 2016	29,793,000	996,000	2,678,000	4,430,000	(1,035,000)	20,425,000	161,000	2,138,000
Entity Information [Line Items]
Equity-settled share-based payment transactions	815,000					815,000
Dividends	0
Issue of shares	0	0	0
Shares purchased by the employee benefits trust	(1,240,000)				(1,240,000)
Transaction with owners	(425,000)	0	0		(1,240,000)	815,000
Profit for the year	16,832,000					16,832,000
Other comprehensive income	2,520,000							2,520,000
Total comprehensive income for the year	19,352,000					16,832,000		2,520,000
Ending balance at Jun. 30, 2017	48,720,000	996,000	2,678,000	4,430,000	(2,275,000)	38,072,000	161,000	4,658,000
Entity Information [Line Items]
Equity-settled share-based payment transactions	2,213,000					2,213,000
Dividends	0
Issue of shares	0	0	0
Transaction with owners	2,213,000	0	0		0	2,213,000
Profit for the year	18,975,000					18,975,000
Other comprehensive income	(409,000)							(409,000)
Total comprehensive income for the year	18,566,000					18,975,000		(409,000)
Ending balance at Jun. 30, 2018	£ 69,499,000	£ 996,000	£ 2,678,000	£ 4,430,000	£ (2,275,000)	£ 59,260,000	£ 161,000	£ 4,249,000